Related Party Transactions (Details Textual)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 USD ($)
Related Party Transactions (Textual)
Interest rate			3.00%	4.75%
Maturity date		Jun. 14, 2018
Consulting services				$ 222,246
Cash withdrew from HK bank	$ 100,067
EE Square Japan ("EESQUARE JP") [Member]
Related Party Transactions (Textual)
Rental fee, per month		$ 920
Maturity date		Mar. 04, 2021
Related party transactions, description		Aircom Japan entered into a sublease agreement with EESQUARE JP for the period between March 5, 2019 and March 4, 2021. Pursuant to the terms of this lease agreement, EESQAURE JP pays Aircom Japan a rental fee of approximately $920 per month.
EE Square Japan ("EESQUARE JP") [Member] | JAPAN [Member]
Related Party Transactions (Textual)
Rental fee, per month | ¥			¥ 100,000
WWI [Member]
Related Party Transactions (Textual)
Lease agreement, description		Aerkomm Taiwan entered into a short-term loan agreement with WTL to draw down approximately $2.64 million (NTD 80,000,000) from the Loans (see Note 1) for working capital purposes. This short-term loan carries an annual interest rate of 5%. The Company repaid NTD 76,000,000 (approximately $2,500,000) of the outstanding loan amount prior to April 9, 2020.
AATWIN [Member]
Related Party Transactions (Textual)
Consulting agreement. description		Aircom entered a consulting agreement with AATWIN for the period between January 1, 2019 and December 31, 2021. Pursuant to the terms of this consulting agreement, Aircom pays AATWIN consulting fees of approximately $17,000 per month.
Related party transactions, description		Represents payable to AATWIN due to consulting agreement on January 1, 2019. The monthly consulting fee is EUR 15,120 (approximately $17,000) and will be expired December 31, 2021.
Well Thrive Limited ("WTL") [Member]
Related Party Transactions (Textual)
Related party transactions, description		The original loan amount was approximately $2.64M (NTD 80,000,000). The loan agreement will terminate on December 31, 2021. The Company has repaid $2.53M (NTD 76,000,000) of the outstanding loan amount as of July 6, 2020.